CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss)/profit	¥ 1,190,941	$ 170,303	¥ (1,363,651)	¥ (4,811,713)
Adjustments to reconcile net (loss)/profit to net cash provided by operating activities:
Depreciation of property and equipment	480,900	68,775	554,335	727,193
Amortization of intangible assets	1,545,200	220,959	1,772,400	2,003,199
Amortization of right-of-use assets	161,361	23,074	174,430	169,294
Amortization of debt issuance costs	7,241	1,035	10,949	23,299
Share-based compensation expenses	1,170,535	167,384	1,116,212	1,132,644
(Reversal of)/Allowance for expected credit losses	27,754	3,969	109,801	(16,000)
Inventory provision	1,821	260	18,744	10,431
Deferred income taxes	(47,545)	(6,799)	(110,118)	(25,376)
Unrealized exchange losses/(gains)	(9,992)	(1,429)	(2,509)	931
Unrealized fair value changes of investments	21,112	3,019	22,763	66,462
Loss on disposal of property and equipment	3,952	565	3,214	646
Termination expenses of certain game projects				354,811
Gain from disposal of subsidiaries and long-term investments	(15,392)	(2,200)	(11,000)	(3,857)
Loss from equity method investments	37,300	5,332	40,471	112,142
Revaluation of previously held equity interests				86,680
Impairments of long-term investments	343,729	49,153	486,456	278,891
(Gain)/loss of convertible senior notes repurchase	2		38,629	(292,213)
Changes in operating assets and liabilities:
Accounts receivable	(9,538)	(1,364)	251,244	(262,215)
Amounts due from related parties	(63,260)	(9,046)	(66,910)	75,273
Prepayments and other assets	192,012	27,457	273,362	342,537
Other long-term assets	(38,424)	(5,495)	51,154	185,783
Accounts payable	585,770	83,764	615,154	(60,458)
Salary and welfare payable	106,225	15,190	380,127	(182,171)
Taxes payable	49,403	7,065	83,682	29,006
Deferred revenue	859,556	122,915	848,219	133,902
Accrued liabilities and other payables	568,420	81,283	779,294	341,102
Amounts due to related parties	11,564	1,654	(348)	(12,007)
Other long-term liabilities	(33,561)	(4,800)	(61,250)	(141,594)
Net cash provided by operating activities	7,147,100	1,022,023	6,014,854	266,622
Cash flows from investing activities:
Purchase of property and equipment	(512,858)	(73,338)	(465,367)	(181,897)
Purchase of intangible assets	(1,314,441)	(187,963)	(1,289,744)	(1,148,247)
Purchase of short-term investments	(85,638,931)	(12,246,204)	(36,969,524)	(13,547,650)
Maturities of short-term investments	81,815,086	11,699,402	37,007,903	16,328,255
Cash consideration (paid for)/acquired from purchase of subsidiaries, net of consideration paid and cash acquired	27,350	3,911		(70,000)
Cash paid for long-term investments including loans	(1,743,206)	(249,275)	(227,416)	(132,602)
Loans and advances from investees	13,000	1,859	78,968	684,834
Cash received from disposal/return of long-term assets	92,300	13,199	74,307	100,574
Placement of time deposits	(10,490,794)	(1,500,164)	(5,833,946)	(9,961,925)
Maturity of time deposits	8,411,880	1,202,883	7,486,732	9,690,806
Net cash provided by/(used in) investing activities	(9,340,614)	(1,335,690)	(138,087)	1,762,148
Cash flows from financing activities:
Proceeds of short-term and long-term loans	2,699,000	385,952	5,149,000	1,950,482
Repayment of short-term loans and long-term loans	(2,681,000)	(383,378)	(1,908,696)	(2,032,295)
Purchase of noncontrolling interests	(1,067)	(153)		(7,027)
Proceeds from exercise of employees' share options	6,559	938	10,268	2
Proceeds from issuance of ordinary shares, net of issuance costs				2,689,380
Proceeds from issuance of convertible notes	4,886,978	698,828	100,000
Repurchase of shares	(822,713)	(117,645)	(117,523)
Repurchase of convertible senior notes	(474)	(68)	(6,058,432)	(7,675,227)
Net cash (used in)/provided by financing activities	4,087,283	584,474	(2,825,383)	(5,074,685)
Effect of exchange rate changes on cash and cash equivalents and restricted cash held in foreign currencies	41,179	5,888	6,177	100,349
Net (decrease)/increase in cash and cash equivalents and restricted cash	1,934,956	276,695	3,057,561	(2,945,566)
Cash and cash equivalents and restricted cash at beginning of the year	10,299,382	1,472,792	7,241,821	10,187,387
Cash and cash equivalents and restricted cash at end of the year	12,234,338	1,749,487	10,299,382	7,241,821
Cash and cash equivalents at end of the year	12,183,538	1,742,223	10,249,382	7,191,821
Restricted cash at end of the year	50,800	7,264	50,000	50,000
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	63,123	9,026	87,217	103,391
Cash paid for interest expense	125,109	17,890	93,809	167,291
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchases financed by accounts payable	183,095	26,182	35,510	65,377
Acquisitions and investments financed by payables	22,740	3,252	(7,596)	(80,000)
Intangible assets purchases financed by payables	¥ 686,486	$ 98,166	¥ 767,387	¥ 783,828